Long-Term Debt, Principal Repayments of Long-term Debt (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Principal repayments of long-term debt [Abstract]
Long-term debt	$ 4,220	$ 5,742
No Later than One Year [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	2,076
Later than One Year and No Later than Five Years [Member]
Principal repayments of long-term debt [Abstract]
Long-term debt	$ 2,144